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STEPHANIE CAPISTRON STEPHANIE.CAPISTRON@DECHERT.COM
December 13, 2023	+1 617 728 7127 DIRECT

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Virtus Asset Trust, File Nos. 333-08045 and 811-07705

Post-Effective Amendment No. 43

Ladies and Gentlemen:

On behalf of Virtus Asset Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of beginning the registration of Class C Shares of the Virtus SGA International Growth Fund by inserting disclosure into the prospectus and SAI, as necessary and appropriate, to add Class C Shares to this fund. But for the amended disclosures filed herewith, Parts A and B of Registrant’s Post-Effective Amendment No. 42 to its registration statement filed on April 24, 2023, and effective April 28, 2023, are incorporated by reference herein. It is the Registrant’s intention that the statutory prospectus and SAI to be filed in the post-effective amendment filed under Rule 485(b) at such time as this Post-Effective Amendment No. 43 becomes effective will contain the full statutory prospectus and SAI updated to reflect the amended disclosures as described in this filing, as may be modified in response to any comments received from the SEC Staff in response to this filing.

Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie A. Capistron
Stephanie A. Capistron